Note 19 - Leasing Arrangements - Schedule of Future Minimum Rental Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 325
2022	290
2023	292
2024	294
2025	268
Thereafter	891
Total	$ 2,360